THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                              CARILLON LIFE ACCOUNT
                              ("Separate Account")
                                  Supplement to
                                Excel Choice VUL
                        Prospectus dated November 5, 2007
                          Supplement Dated May 1, 2009

This supplement amends certain disclosure contained in the above-referenced prospectuses for the policies with the same names. Please keep this supplement together with your prospectus for future reference.

1. Effective May 1, 2009, Union Central will add subaccount investment options to your Policy. The following information describing the underlying portfolios for the new investment options is added to the Separate Account Variable Investment Options section of your prospectus:

--------------------------------------------------------------------------------------------------------------------
                       FUND NAME                                            INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                         Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
              AIM Variable Insurance Funds                              Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund, Series I -           High total return through growth of capital and current
                                                       income.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers:  Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional
   (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management
   Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco
   Australia Limited
--------------------------------------------------------------------------------------------------------------------
            Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization Portfolio - Eagle Asset  Long-term capital appreciation.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
         Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class -     Long-term growth.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; FMR Co., Inc., Fidelity Investments Japan Limited; and
   Fidelity Management & Research (U.K.) Inc.
--------------------------------------------------------------------------------------------------------------------
            PIMCO Variable Insurance Trust                      Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class     Total return.
--------------------------------------------------------------------------------------------------------------------

     * This fund and its investment adviser are part of the UNIFI Mutual Holding Company, the ultimate parent of Union Central. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for this fund.

     Please see the respective fund prospectus for more information about the portfolios, including Portfolio Company Operating Expenses.

2.   On page 11, the following is added to the second paragraph after the chart:

     An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

3. The Union Central Life Insurance Company has changed its principal and home office address to 5900 "O" Street, Lincoln, Nebraska 68510. Any reference to the principal or home office address in the prospectus or Statement of Additional Information is hereby replaced. The administrative office for Union Central remains at 1876 Waycross Road, Cincinnati, Ohio 45240.

4. Union Central intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the "1934 Act") to the extent the requirement to file reports under the 1934 Act is determined to be applicable to depositors of variable insurance products.

5. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement

All other provisions of your prospectus remain as stated in your Policy and prospectus, as previously amended.

   Please retain this Supplement with the current prospectus for your variable
           Policy issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-319-6902.

                            APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.893% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2010. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                             EXCEL CHOICE                $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                           CURRENT CHARGES              CASH VALUE ACCUMULATION TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1           300,000    300,000     300,000       3,103      2,922       2,742      1,212       1,031         851
--------------------------------------------------------------------------------------------------------------------
   2           300,000    300,000     300,000       6,494      5,942       5,412      4,603       4,051       3,521
--------------------------------------------------------------------------------------------------------------------
   3           300,000    300,000     300,000      10,202      9,063       8,011      8,311       7,172       6,120
--------------------------------------------------------------------------------------------------------------------
   4           300,000    300,000     300,000      14,254     12,282      10,533     12,363      10,392       8,642
--------------------------------------------------------------------------------------------------------------------
   5           300,000    300,000     300,000      18,688     15,608      12,981     16,797      13,717      11,090
--------------------------------------------------------------------------------------------------------------------
   6           300,000    300,000     300,000      23,529     19,030      15,342     21,827      17,328      13,640
--------------------------------------------------------------------------------------------------------------------
   7           300,000    300,000     300,000      28,843     22,575      17,638     27,330      21,062      16,126
--------------------------------------------------------------------------------------------------------------------
   8           300,000    300,000     300,000      34,680     26,248      19,872     33,357      24,924      18,548
--------------------------------------------------------------------------------------------------------------------
   9           300,000    300,000     300,000      41,103     30,062      22,048     39,968      28,928      20,914
--------------------------------------------------------------------------------------------------------------------
   10          300,000    300,000     300,000      48,163     34,015      24,160     47,218      33,070      23,214
--------------------------------------------------------------------------------------------------------------------
   15          300,000    300,000     300,000      97,496     56,930      34,081     97,496      56,930      34,081
--------------------------------------------------------------------------------------------------------------------
   20          406,970    300,000     300,000     181,298     87,329      44,489    181,298      87,329      44,489
--------------------------------------------------------------------------------------------------------------------
   25          615,382    300,000     300,000     316,710    124,342      52,240    316,710     124,342      52,240
--------------------------------------------------------------------------------------------------------------------
   30          908,115    300,000     300,000     533,564    169,622      56,065    533,564     169,622      56,065
--------------------------------------------------------------------------------------------------------------------
   35        1,329,613    340,894     300,000     878,485    225,231      53,962    878,485     225,231      53,962
--------------------------------------------------------------------------------------------------------------------
   40        1,949,103    398,967     300,000   1,424,044    291,491      42,327  1,424,044     291,491      42,327
--------------------------------------------------------------------------------------------------------------------
   45        2,881,092    466,834     300,000   2,281,963    369,755      13,691  2,281,963     369,755      13,691
--------------------------------------------------------------------------------------------------------------------
   50        4,291,746    546,673           0   3,626,592    461,947           0  3,626,592     461,947           0
--------------------------------------------------------------------------------------------------------------------
   55        6,463,850    643,566           0   5,729,754    570,476           0  5,729,754     570,476           0
--------------------------------------------------------------------------------------------------------------------
   60        9,746,774    754,931           0   9,069,213    702,451           0  9,069,213     702,451           0
--------------------------------------------------------------------------------------------------------------------
 Age 100    13,615,168    860,003           0  13,351,607    843,356           0 13,351,607     843,356           0
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%,, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                             EXCEL CHOICE                $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                          GUARANTEED CHARGES            CASH VALUE ACCUMULATION TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,736      2,569      2,402        846        678        511
--------------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      5,912      5,403      4,915      4,022      3,513      3,024
--------------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,381      8,329      7,357      7,490      6,438      5,467
--------------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     13,169     11,344      9,725     11,278      9,453      7,834
--------------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     17,305     14,451     12,015     15,415     12,561     10,125
--------------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,821     17,647     14,223     20,119     15,945     12,521
--------------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     26,756     20,935     16,350     25,243     19,423     14,837
--------------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     32,147     24,314     18,389     30,824     22,991     17,065
--------------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     38,047     27,789     20,343     36,912     26,655     19,208
--------------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     44,498     31,355     22,201     43,553     30,410     21,256
--------------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     89,860     52,169     30,975     89,860     52,169     30,975
--------------------------------------------------------------------------------------------------------------------
   20         367,688    300,000     300,000    163,799     76,018     36,463    163,799     76,018     36,463
--------------------------------------------------------------------------------------------------------------------
   25         542,842    300,000     300,000    279,376    102,367     36,604    279,376    102,367     36,604
--------------------------------------------------------------------------------------------------------------------
   30         775,436    300,000     300,000    455,608    130,354     27,649    455,608    130,354     27,649
--------------------------------------------------------------------------------------------------------------------
   35       1,087,494    300,000     300,000    718,515    158,501      1,715    718,515    158,501      1,715
--------------------------------------------------------------------------------------------------------------------
   40       1,506,954    300,000           0  1,101,003    184,519          0  1,101,003    184,519          0
--------------------------------------------------------------------------------------------------------------------
   45       2,076,266    300,000           0  1,644,502    205,182          0  1,644,502    205,182          0
--------------------------------------------------------------------------------------------------------------------
   50       2,848,917    300,000           0  2,407,379    214,267          0  2,407,379    214,267          0
--------------------------------------------------------------------------------------------------------------------
   55       3,908,599    300,000           0  3,464,701    178,526          0  3,464,701    178,526          0
--------------------------------------------------------------------------------------------------------------------
   60       5,371,296          0           0  4,997,903          0          0  4,997,903          0          0
--------------------------------------------------------------------------------------------------------------------
Age 100     6,932,653          0           0  6,798,451          0          0  6,798,451          0          0
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%,, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                             EXCEL CHOICE                $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                           CURRENT CHARGES              CASH VALUE ACCUMULATION TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1            303,097   302,917    302,737        3,097      2,917    2,737       1,206      1,026       846
--------------------------------------------------------------------------------------------------------------------
   2            306,475   305,925    305,397        6,475      5,925    5,397       4,584      4,034     3,506
--------------------------------------------------------------------------------------------------------------------
   3            310,161   309,027    307,979       10,161      9,027    7,979       8,270      7,136     6,088
--------------------------------------------------------------------------------------------------------------------
   4            314,178   312,219    310,479       14,178     12,219   10,479      12,287     10,328     8,588
--------------------------------------------------------------------------------------------------------------------
   5            318,562   315,507    312,899       18,562     15,507   12,899      16,671     13,616    11,008
--------------------------------------------------------------------------------------------------------------------
   6            323,333   318,878    315,223       23,333     18,878   15,223      21,632     17,176    13,522
--------------------------------------------------------------------------------------------------------------------
   7            328,554   322,358    317,477       28,554     22,358   17,477      27,042     20,845    15,964
--------------------------------------------------------------------------------------------------------------------
   8            334,271   325,952    319,659       34,271     25,952   19,659      32,947     24,629    18,336
--------------------------------------------------------------------------------------------------------------------
   9            340,539   329,671    321,779       40,539     29,671   21,779      39,404     28,537    20,644
--------------------------------------------------------------------------------------------------------------------
                347,404   333,509    323,825       47,404     33,509   23,825      46,458     32,564    22,879
   10
--------------------------------------------------------------------------------------------------------------------
                394,581   355,350    333,221       94,581     55,350   33,221      94,581     55,350    33,221
   15
--------------------------------------------------------------------------------------------------------------------
                474,505   384,136    343,090      174,505     84,136   43,090     174,505     84,136    43,090
   20
--------------------------------------------------------------------------------------------------------------------
                604,045   417,470    349,753      304,045    117,470   49,753     304,045    117,470    49,753
   25
--------------------------------------------------------------------------------------------------------------------
                873,014   454,470    351,576      512,940    154,470   51,576     512,940    154,470    51,576
   30
--------------------------------------------------------------------------------------------------------------------
              1,279,514   493,082    346,190      845,384    193,082   46,190     845,384    193,082    46,190
   35
--------------------------------------------------------------------------------------------------------------------
              1,876,799   529,137    329,999    1,371,217    229,137   29,999   1,371,217    229,137    29,999
   40
--------------------------------------------------------------------------------------------------------------------
              2,775,243   554,681          0    2,198,125    254,681        0   2,198,125    254,681         0
   45
--------------------------------------------------------------------------------------------------------------------
              4,135,023   556,330          0    3,494,159    256,330        0   3,494,159    256,330         0
   50
--------------------------------------------------------------------------------------------------------------------
              6,228,708   512,763          0    5,521,317    212,763        0   5,521,317    212,763         0
   55
--------------------------------------------------------------------------------------------------------------------
              9,393,063   396,531          0    8,740,091     96,531        0   8,740,091     96,531         0
   60
--------------------------------------------------------------------------------------------------------------------
  Age        13,157,225         0          0   12,857,225          0        0  12,857,225          0         0
  100
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%,, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

   The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                             EXCEL CHOICE                $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                         GUARANTEED CHARGES             CASH VALUE ACCUMULATION TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1            302,731   302,564    302,397        2,731      2,564     2,397        840        673       506
--------------------------------------------------------------------------------------------------------------------
   2            305,894   305,387    304,900        5,894      5,387     4,900      4,004      3,496     3,010
--------------------------------------------------------------------------------------------------------------------
   3            309,342   308,295    307,328        9,342      8,295     7,328      7,451      6,404     5,437
--------------------------------------------------------------------------------------------------------------------
   4            313,096   311,283    309,674       13,096     11,283     9,674     11,206      9,392     7,783
--------------------------------------------------------------------------------------------------------------------
   5            317,185   314,354    311,937       17,185     14,354    11,937     15,294     12,463    10,046
--------------------------------------------------------------------------------------------------------------------
   6            321,633   317,500    314,110       21,633     17,500    14,110     19,932     15,799    12,408
--------------------------------------------------------------------------------------------------------------------
   7            326,477   320,726    316,194       26,477     20,726    16,194     24,965     19,214    14,681
--------------------------------------------------------------------------------------------------------------------
   8            331,748   324,026    318,182       31,748     24,026    18,182     30,424     22,702    16,858
--------------------------------------------------------------------------------------------------------------------
   9            337,488   327,402    320,075       37,488     27,402    20,075     36,354     26,267    18,940
--------------------------------------------------------------------------------------------------------------------
   10           343,734   330,845    321,863       43,734     30,845    21,863     42,788     29,900    20,917
--------------------------------------------------------------------------------------------------------------------
   15           386,785   350,498    330,063       86,785     50,498    30,063     86,785     50,498    30,063
--------------------------------------------------------------------------------------------------------------------
   20           454,063   371,506    334,460      154,063     71,506    34,460    154,063     71,506    34,460
--------------------------------------------------------------------------------------------------------------------
   25           558,293   391,288    332,716      258,293     91,288    32,716    258,293     91,288    32,716
--------------------------------------------------------------------------------------------------------------------
   30           718,698   404,814    321,045      418,698    104,814    21,045    418,698    104,814    21,045
--------------------------------------------------------------------------------------------------------------------
   35         1,001,194   402,382          0      661,496    102,382         0    661,496    102,382         0
--------------------------------------------------------------------------------------------------------------------
   40         1,389,617   365,778          0    1,015,275     65,778         0  1,015,275     65,778         0
--------------------------------------------------------------------------------------------------------------------
   45         1,916,612         0          0    1,518,048          0         0  1,518,048          0         0
--------------------------------------------------------------------------------------------------------------------
   50         2,631,694         0          0    2,223,822          0         0  2,223,822          0         0
--------------------------------------------------------------------------------------------------------------------
   55         3,612,306         0          0    3,202,058          0         0  3,202,058          0         0
--------------------------------------------------------------------------------------------------------------------
   60         4,965,767         0          0    4,620,564          0         0  4,620,564          0         0
--------------------------------------------------------------------------------------------------------------------
Age 100       6,209,935         0          0    5,909,935          0         0  5,909,935          0         0
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%,, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                             EXCEL CHOICE                $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                            CURRENT CHARGES             GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1            300,000    300,000   300,000        3,103      2,922     2,742      1,212      1,031       851
--------------------------------------------------------------------------------------------------------------------
   2            300,000    300,000   300,000        6,494      5,942     5,412      4,603      4,051     3,521
--------------------------------------------------------------------------------------------------------------------
   3            300,000    300,000   300,000       10,202      9,063     8,011      8,311      7,172     6,120
--------------------------------------------------------------------------------------------------------------------
   4            300,000    300,000   300,000       14,254     12,282    10,533     12,363     10,392     8,642
--------------------------------------------------------------------------------------------------------------------
   5            300,000    300,000   300,000       18,688     15,608    12,981     16,797     13,717    11,090
--------------------------------------------------------------------------------------------------------------------
   6            300,000    300,000   300,000       23,529     19,030    15,342     21,827     17,328    13,640
--------------------------------------------------------------------------------------------------------------------
   7            300,000    300,000   300,000       28,843     22,575    17,638     27,330     21,062    16,126
--------------------------------------------------------------------------------------------------------------------
   8            300,000    300,000   300,000       34,680     26,248    19,872     33,357     24,924    18,548
--------------------------------------------------------------------------------------------------------------------
   9            300,000    300,000   300,000       41,103     30,062    22,048     39,968     28,928    20,914
--------------------------------------------------------------------------------------------------------------------
   10           300,000    300,000   300,000       48,163     34,015    24,160     47,218     33,070    23,214
--------------------------------------------------------------------------------------------------------------------
   15           300,000    300,000   300,000       97,496     56,930    34,081     97,496     56,930    34,081
--------------------------------------------------------------------------------------------------------------------
   20           300,000    300,000   300,000      181,906     87,329    44,489    181,906     87,329    44,489
--------------------------------------------------------------------------------------------------------------------
   25           419,340    300,000   300,000      322,569    124,342    52,240    322,569    124,342    52,240
--------------------------------------------------------------------------------------------------------------------
   30           665,493    300,000   300,000      554,577    169,622    56,065    554,577    169,622    56,065
--------------------------------------------------------------------------------------------------------------------
   35         1,076,387    300,000   300,000      935,989    226,341    53,962    935,989    226,341    53,962
--------------------------------------------------------------------------------------------------------------------
   40         1,645,759    315,987   300,000    1,567,390    300,940    42,327  1,567,390    300,940    42,327
--------------------------------------------------------------------------------------------------------------------
   45         2,742,392    416,269   300,000    2,611,802    396,447    13,691  2,611,802    396,447    13,691
--------------------------------------------------------------------------------------------------------------------
   50         4,534,613    539,783         0    4,318,679    514,079         0  4,318,679    514,079         0
--------------------------------------------------------------------------------------------------------------------
   55         7,435,283    689,702         0    7,081,221    656,859         0  7,081,221    656,859         0
--------------------------------------------------------------------------------------------------------------------
   60        11,701,361    841,589         0   11,701,361    841,589         0 11,701,361    841,589         0
--------------------------------------------------------------------------------------------------------------------
Age 100      17,606,607  1,029,869         0   17,606,607  1,029,869         0 17,606,607  1,029,869         0
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%,, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                             EXCEL CHOICE                $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                          GUARANTEED CHARGES            GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1            300,000   300,000    300,000        2,736     2,569      2,402        846        678       511
--------------------------------------------------------------------------------------------------------------------
   2            300,000   300,000    300,000        5,912     5,403      4,915      4,022      3,513     3,024
--------------------------------------------------------------------------------------------------------------------
   3            300,000   300,000    300,000        9,381     8,329      7,357      7,490      6,438     5,467
--------------------------------------------------------------------------------------------------------------------
   4            300,000   300,000    300,000       13,169    11,344      9,725     11,278      9,453     7,834
--------------------------------------------------------------------------------------------------------------------
   5            300,000   300,000    300,000       17,305    14,451     12,015     15,415     12,561    10,125
--------------------------------------------------------------------------------------------------------------------
   6            300,000   300,000    300,000       21,821    17,647     14,223     20,119     15,945    12,521
--------------------------------------------------------------------------------------------------------------------
   7            300,000   300,000    300,000       26,756    20,935     16,350     25,243     19,423    14,837
--------------------------------------------------------------------------------------------------------------------
   8            300,000   300,000    300,000       32,147    24,314     18,389     30,824     22,991    17,065
--------------------------------------------------------------------------------------------------------------------
   9            300,000   300,000    300,000       38,047    27,789     20,343     36,912     26,655    19,208
--------------------------------------------------------------------------------------------------------------------
   10           300,000   300,000    300,000       44,498    31,355     22,201     43,553     30,410    21,256
--------------------------------------------------------------------------------------------------------------------
   15           300,000   300,000    300,000       89,860    52,169     30,975     89,860     52,169    30,975
--------------------------------------------------------------------------------------------------------------------
   20           300,000   300,000    300,000      164,404    76,018     36,463    164,404     76,018    36,463
--------------------------------------------------------------------------------------------------------------------
   25           376,109   300,000    300,000      289,315   102,367     36,604    289,315    102,367    36,604
--------------------------------------------------------------------------------------------------------------------
   30           592,496   300,000    300,000      493,747   130,354     27,649    493,747    130,354    27,649
--------------------------------------------------------------------------------------------------------------------
   35           947,796   300,000    300,000      824,170   158,501      1,715    824,170    158,501     1,715
--------------------------------------------------------------------------------------------------------------------
   40         1,434,481   300,000          0    1,366,173   184,519          0  1,366,173    184,519         0
--------------------------------------------------------------------------------------------------------------------
   45         2,365,412   300,000          0    2,252,773   205,182          0  2,252,773    205,182         0
--------------------------------------------------------------------------------------------------------------------
   50         3,839,978   300,000          0    3,657,122   214,267          0  3,657,122    214,267         0
--------------------------------------------------------------------------------------------------------------------
   55         6,107,901   300,000          0    5,817,049   178,526          0  5,817,049    178,526         0
--------------------------------------------------------------------------------------------------------------------
   60         9,465,541         0          0    9,465,541         0          0  9,465,541          0         0
--------------------------------------------------------------------------------------------------------------------
Age 100      14,245,341         0          0   14,245,341         0          0 14,245,341          0         0
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%,, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                             EXCEL CHOICE                $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                            CURRENT CHARGES             GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1            303,097   302,917    302,737        3,097     2,917      2,737      1,206      1,026       846
--------------------------------------------------------------------------------------------------------------------
   2            306,475   305,925    305,397        6,475     5,925      5,397      4,584      4,034     3,506
--------------------------------------------------------------------------------------------------------------------
   3            310,161   309,027    307,979       10,161     9,027      7,979      8,270      7,136     6,088
--------------------------------------------------------------------------------------------------------------------
   4            314,178   312,219    310,479       14,178    12,219     10,479     12,287     10,328     8,588
--------------------------------------------------------------------------------------------------------------------
   5            318,562   315,507    312,899       18,562    15,507     12,899     16,671     13,616    11,008
--------------------------------------------------------------------------------------------------------------------
   6            323,333   318,878    315,223       23,333    18,878     15,223     21,632     17,176    13,522
--------------------------------------------------------------------------------------------------------------------
   7            328,554   322,358    317,477       28,554    22,358     17,477     27,042     20,845    15,964
--------------------------------------------------------------------------------------------------------------------
   8            334,271   325,952    319,659       34,271    25,952     19,659     32,947     24,629    18,336
--------------------------------------------------------------------------------------------------------------------
   9            340,539   329,671    321,779       40,539    29,671     21,779     39,404     28,537    20,644
--------------------------------------------------------------------------------------------------------------------
   10           347,404   333,509    323,825       47,404    33,509     23,825     46,458     32,564    22,879
--------------------------------------------------------------------------------------------------------------------
   15           394,581   355,350    333,221       94,581    55,350     33,221     94,581     55,350    33,221
--------------------------------------------------------------------------------------------------------------------
   20           474,505   384,136    343,090      174,505    84,136     43,090    174,505     84,136    43,090
--------------------------------------------------------------------------------------------------------------------
   25           604,045   417,470    349,753      304,045   117,470     49,753    304,045    117,470    49,753
--------------------------------------------------------------------------------------------------------------------
   30           813,801   454,470    351,576      513,801   154,470     51,576    513,801    154,470    51,576
--------------------------------------------------------------------------------------------------------------------
   35         1,153,656   493,082    346,190      853,656   193,082     46,190    853,656    193,082    46,190
--------------------------------------------------------------------------------------------------------------------
   40         1,704,924   529,137    329,999    1,404,924   229,137     29,999  1,404,924    229,137    29,999
--------------------------------------------------------------------------------------------------------------------
   45         2,600,173   554,681          0    2,300,173   254,681          0  2,300,173    254,681         0
--------------------------------------------------------------------------------------------------------------------
   50         4,056,823   556,330          0    3,756,823   256,330          0  3,756,823    256,330         0
--------------------------------------------------------------------------------------------------------------------
   55         6,440,091   512,763          0    6,133,420   212,763          0  6,133,420    212,763         0
--------------------------------------------------------------------------------------------------------------------
   60        10,329,532   396,531          0   10,029,532    96,531          0 10,029,532     96,531         0
--------------------------------------------------------------------------------------------------------------------
 Age 100     15,198,165         0          0   14,898,165         0          0 14,898,165          0         0
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%,, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                             EXCEL CHOICE                $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                         GUARANTEED CHARGES             GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1            302,731   302,564    302,397        2,731      2,564    2,397         840        673       506
--------------------------------------------------------------------------------------------------------------------
   2            305,894   305,387    304,900        5,894      5,387    4,900       4,004      3,496     3,010
--------------------------------------------------------------------------------------------------------------------
   3            309,342   308,295    307,328        9,342      8,295    7,328       7,451      6,404     5,437
--------------------------------------------------------------------------------------------------------------------
   4            313,096   311,283    309,674       13,096     11,283    9,674      11,206      9,392     7,783
--------------------------------------------------------------------------------------------------------------------
   5            317,185   314,354    311,937       17,185     14,354   11,937      15,294     12,463    10,046
--------------------------------------------------------------------------------------------------------------------
   6            321,633   317,500    314,110       21,633     17,500   14,110      19,932     15,799    12,408
--------------------------------------------------------------------------------------------------------------------
   7            326,477   320,726    316,194       26,477     20,726   16,194      24,965     19,214    14,681
--------------------------------------------------------------------------------------------------------------------
   8            331,748   324,026    318,182       31,748     24,026   18,182      30,424     22,702    16,858
--------------------------------------------------------------------------------------------------------------------
   9            337,488   327,402    320,075       37,488     27,402   20,075      36,354     26,267    18,940
--------------------------------------------------------------------------------------------------------------------
   10           343,734   330,845    321,863       43,734     30,845   21,863      42,788     29,900    20,917
--------------------------------------------------------------------------------------------------------------------
   15           386,785   350,498    330,063       86,785     50,498   30,063      86,785     50,498    30,063
--------------------------------------------------------------------------------------------------------------------
   20           454,063   371,506    334,460      154,063     71,506   34,460     154,063     71,506    34,460
--------------------------------------------------------------------------------------------------------------------
   25           558,293   391,288    332,716      258,293     91,288   32,716     258,293     91,288    32,716
--------------------------------------------------------------------------------------------------------------------
   30           718,698   404,814    321,045      418,698    104,814   21,045     418,698    104,814    21,045
--------------------------------------------------------------------------------------------------------------------
   35           963,427   402,382          0      663,427    102,382        0     663,427    102,382         0
--------------------------------------------------------------------------------------------------------------------
   40         1,332,881   365,778          0    1,032,881     65,778        0   1,032,881     65,778         0
--------------------------------------------------------------------------------------------------------------------
   45         1,886,057         0          0    1,586,057          0        0   1,586,057          0         0
--------------------------------------------------------------------------------------------------------------------
   50         2,712,787         0          0    2,412,787          0        0   2,412,787          0         0
--------------------------------------------------------------------------------------------------------------------
   55         3,945,733         0          0    3,645,733          0        0   3,645,733          0         0
--------------------------------------------------------------------------------------------------------------------
   60         5,803,933         0          0    5,503,933          0        0   5,503,933          0         0
--------------------------------------------------------------------------------------------------------------------
Age 100       7,551,795         0          0    7,251,795          0        0   7,251,795          0         0
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%,, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.